JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 29.2%
FHLMC, REMIC
Series 2488, Class GM, 6.00%, 8/15/2032	26,195	30,614
Series 4151, Class YC, 2.50%, 1/15/2033	208,252	214,657
Series 2740, Class PE, 5.50%, 1/15/2034	96,535	112,582
Series 2943, Class ZC, 5.00%, 2/15/2034	35,903	40,993
Series 2768, Class PK, 5.00%, 3/15/2034	34,323	37,695
Series 3237, Class CE, 5.50%, 11/15/2036	50,000	63,031
Series 3249, Class CB, 4.25%, 12/15/2036	43,307	48,387
Series 3258, Class XX, 5.50%, 12/15/2036	53,000	63,805
Series 4031, Class AB, 5.50%, 6/15/2037	117,656	135,421
Series 3404, Class DC, 5.50%, 1/15/2038	50,000	59,626
Series 3601, Class HB, 5.00%, 11/15/2039	25,000	29,656
Series 3626, Class ME, 5.00%, 1/15/2040	29,000	34,795
Series 3680, Class ZA, 4.50%, 6/15/2040	113,933	128,688
Series 3777, Class WA, 4.00%, 12/15/2040	98,408	109,652
Series 3772, Class NE, 4.50%, 12/15/2040	180,000	211,354
Series 3939, Class AZ, 4.00%, 3/15/2041	152,703	168,720
Series 4240, Class DK, 4.00%, 11/15/2042	60,123	67,447
Series 4283, Class EW, 4.50%, 12/15/2043 (a)	92,333	103,276
FNMA, REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	84,570	95,998
Series 2003-32, Class UJ, 5.50%, 5/25/2033	22,041	24,732
Series 2003-82, Class Z, 5.50%, 8/25/2033	37,621	43,651
Series 2004-17, Class H, 5.50%, 4/25/2034	94,650	111,160
Series 2004-31, Class MZ, 4.25%, 5/25/2034	30,204	36,054
Series 2004-36, Class CB, 5.00%, 5/25/2034	23,671	27,181
Series 2004-91, Class BR, 5.50%, 12/25/2034	31,796	36,816
Series 2009-13, Class PM, 4.00%, 4/25/2035	77,106	80,494
Series 2005-29, Class WQ, 5.50%, 4/25/2035	109,882	128,763
Series 2005-109, Class GD, 6.00%, 10/25/2035	18,750	20,375
Series 2015-65, Class LD, 3.50%, 1/25/2036	147,250	166,480
Series 2005-122, Class PY, 6.00%, 1/25/2036	71,000	85,705
Series 2006-24, Class Z, 5.50%, 4/25/2036	98,366	112,604
Series 2007-36, Class PH, 5.50%, 4/25/2037	31,173	34,285
Series 2007-60, Class ZB, 4.75%, 5/25/2037	234,684	256,520
Series 2009-42, Class TZ, 4.50%, 3/25/2039	227,123	261,099
Series 2009-66, Class KE, 4.00%, 9/25/2039	55,740	60,651
Series 2009-105, Class DB, 4.50%, 12/25/2039	25,000	30,153
Series 2010-43, Class EM, 5.00%, 5/25/2040	20,600	26,255
Series 2010-87, Class PJ, 3.50%, 6/25/2040	22,737	23,486
Series 2010-59, Class EB, 5.00%, 6/25/2040	300,000	391,404
Series 2011-146, Class LX, 3.50%, 10/25/2040	200,000	216,407
Series 2011-1, Class QA, 4.50%, 10/25/2040	40,505	41,475
Series 2010-133, Class GP, 4.00%, 11/25/2040	250,000	292,422
Series 2010-123, Class KU, 4.50%, 11/25/2040	123,589	142,207
Series 2010-129, Class PZ, 4.50%, 11/25/2040	249,068	269,970
Series 2010-136, Class CY, 4.00%, 12/25/2040	290,000	337,055
Series 2010-141, Class AL, 4.00%, 12/25/2040	150,592	162,245
Series 2010-154, Class KZ, 4.50%, 1/25/2041	45,742	59,008
Series 2011-55, Class BZ, 3.50%, 6/25/2041	174,222	192,850
Series 2011-115, Class UC, 4.00%, 11/25/2041	70,000	81,770
Series 2013-114, Class LM, 4.00%, 3/25/2042	200,000	229,259
Series 2012-120, Class PA, 3.50%, 10/25/2042	74,187	81,994

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2014-19, Class Z, 4.50%, 4/25/2044	269,820	316,722
Series 2015-61, Class PV, 3.50%, 5/25/2044	19,903	21,874
Series 2016-32, Class PA, 3.00%, 12/25/2045	131,501	140,856
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	79,746	86,551
Series 2004-55, Class MC, 5.50%, 7/20/2034	18,735	21,409
Series 2005-16, Class CA, 5.00%, 2/20/2035	29,000	31,674
Series 2005-17, Class GE, 5.00%, 2/20/2035	135,812	153,355
Series 2008-25, Class AD, 4.50%, 3/20/2038	96,142	105,692
Series 2009-16, Class ZD, 6.00%, 3/20/2039	126,890	147,670
Series 2009-58, Class PA, 4.50%, 7/20/2039	154,504	170,643
Series 2010-69, Class ME, 3.00%, 4/20/2040	31,961	32,386

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,456,161)		7,049,759

ASSET-BACKED SECURITIES — 26.9%
American Credit Acceptance Receivables Trust
Series 2019-3, Class A, 2.44%, 12/12/2022 (b)	6,220	6,225
Series 2017-1, Class D, 3.54%, 3/13/2023 (b)	107,383	107,730
Series 2020-1, Class B, 2.08%, 12/13/2023 (b)	94,000	94,848
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	122,702	124,471
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	128,731	130,875
Series 2019-1, Class A, 4.21%, 7/15/2034 (b)	96,260	98,299
CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112,000	116,663
CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052‡ (b)	250,000	268,032
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	5,897	5,907
Series 2019-C, Class B, 2.63%, 8/15/2023 (b)	130,000	131,116
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027 (b)	97,864	98,586
Series 2020-1A, Class A, 2.01%, 2/15/2029 (b)	250,000	255,758
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	250,000	252,076
Drive Auto Receivables Trust Series 2018-5, Class B, 3.68%, 7/15/2023	44,142	44,251
DT Auto Owner Trust
Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	9,696	9,709
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	88,000	89,187
Series 2020-2A, Class A, 1.14%, 1/16/2024 (b)	45,385	45,576
Series 2020-1A, Class B, 2.16%, 5/15/2024 (b)	50,000	50,656
Series 2019-1A, Class C, 3.61%, 11/15/2024 (b)	90,000	91,914
Series 2019-2A, Class C, 3.18%, 2/18/2025 (b)	190,000	194,013
Exeter Automobile Receivables Trust
Series 2019-4A, Class A, 2.18%, 1/17/2023 (b)	31,941	32,018
Series 2019-3A, Class B, 2.58%, 8/15/2023 (b)	195,000	196,432
Series 2020-1A, Class B, 2.26%, 4/15/2024 (b)	40,000	40,550
First Investors Auto Owner Trust
Series 2016-2A, Class C, 2.53%, 7/15/2022 (b)	53,246	53,341
Series 2019-1A, Class B, 3.02%, 3/17/2025 (b)	120,000	123,606
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	60,174	61,004
Series 2018-2, Class B, 3.56%, 5/15/2023 (b)	150,000	152,070
Series 2019-1, Class A, 3.11%, 8/15/2023 (b)	84,672	85,684
Series 2019-2, Class A, 2.83%, 10/16/2023 (b)	118,128	119,279
Series 2017-4, Class C, 2.92%, 11/15/2023 (b)	400,000	404,524
Series 2019-3, Class B, 2.48%, 8/15/2024 (b)	225,000	231,654
Series 2019-1, Class D, 4.08%, 2/18/2025 (b)	167,000	174,986

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.98%, 6/15/2022	200,000	202,920
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	7,468	7,492
Series 2020-FP1, Class A, 2.52%, 3/18/2027 (b)	59,904	60,084
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	8,243	8,281
Series 2019-2A, Class A, 3.06%, 4/17/2023 (b)	20,117	20,270
Series 2019-3A, Class A, 2.58%, 7/17/2023 (b)	45,961	46,349
GLS Auto Receivables Trust
Series 2018-3A, Class A, 3.35%, 8/15/2022 (b)	482	483
Series 2018-3A, Class B, 3.78%, 8/15/2023 (b)	125,000	126,880
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	118,755	126,675
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	62,127	65,065
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	122,505	123,400
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (b)	175,000	179,892
Marlette Funding Trust
Series 2019-1A, Class A, 3.44%, 4/16/2029 (b)	64,283	64,841
Series 2020-1A, Class A, 2.24%, 3/15/2030 (b)	93,062	93,679
Progress Residential Trust Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	150,000	153,792
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	23,209	23,309
Santander Drive Auto Receivables Trust
Series 2017-3, Class C, 2.76%, 12/15/2022	6,745	6,763
Series 2019-1, Class B, 3.21%, 9/15/2023	52,940	53,171
Santander Retail Auto Lease Trust Series 2018-A, Class D, 3.75%, 12/20/2022 (b)	200,000	201,204
SoFi Consumer Loan Program LLC Series 2017-2, Class A, 3.28%, 2/25/2026 (b)	1,277	1,279
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028‡ (b)	100,000	100,015
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021 (b)	26,040	26,258
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (b)	250,000	252,921
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057‡ (a) (b)	58,535	60,296
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡ (b) (c)	107,645	107,760
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 (b) (c)	237,363	237,370
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (b)	101,379	102,669
Series 2018-1A, Class B, 3.58%, 12/20/2031‡ (b)	101,379	100,784
World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023	36,896	37,154

TOTAL ASSET-BACKED SECURITIES (Cost $6,371,272)		6,482,096

CORPORATE BONDS — 25.3%
Aerospace & Defense — 0.8%
Boeing Co. (The) 4.51%, 5/1/2023	70,000	75,068
Lockheed Martin Corp. 2.80%, 6/15/2050	15,000	16,431
Northrop Grumman Corp.
3.20%, 2/1/2027	30,000	33,603
3.85%, 4/15/2045	20,000	24,400
Raytheon Technologies Corp. 4.15%, 5/15/2045	40,000	50,050

		199,552

Automobiles — 0.1%
Hyundai Capital America 3.45%, 3/12/2021 (b)	30,000	30,231

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Banks — 2.3%
Bank of America Corp.
4.20%, 8/26/2024	60,000	67,129
5.00%, 1/21/2044	55,000	78,471
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (d)	15,000	18,877
Citigroup, Inc.
3.75%, 6/16/2024	41,000	45,254
3.20%, 10/21/2026	19,000	21,078
8.13%, 7/15/2039	30,000	54,311
Fifth Third Bancorp 3.65%, 1/25/2024	25,000	27,216
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 3/2/2025	15,000	16,778
3.74%, 3/7/2029	55,000	64,078
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	30,000	30,081
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25,000	28,160
Wells Fargo & Co. 4.65%, 11/4/2044	30,000	38,709
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	65,000	71,842

		561,984

Beverages — 0.8%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	25,000	32,603
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10,000	12,999
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	15,000	17,576
4.95%, 1/15/2042	45,000	58,572
Constellation Brands, Inc.
3.70%, 12/6/2026	10,000	11,470
3.75%, 5/1/2050	5,000	5,865
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	15,000	18,145
5.09%, 5/25/2048	5,000	7,023
Molson Coors Beverage Co. 4.20%, 7/15/2046	15,000	17,311

		181,564

Biotechnology — 0.5%
AbbVie, Inc.
4.55%, 3/15/2035	10,000	12,731
4.70%, 5/14/2045	15,000	19,510
4.45%, 5/14/2046	25,000	31,511
4.88%, 11/14/2048	15,000	20,447
Amgen, Inc. 2.20%, 2/21/2027	10,000	10,605
Gilead Sciences, Inc. 4.80%, 4/1/2044	15,000	19,757

		114,561

Building Products — 0.1%
Masco Corp. 4.45%, 4/1/2025	25,000	28,636

Capital Markets — 1.2%
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15,000	23,443
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65,000	79,735
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021 (b)	30,000	30,204
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (d)	20,000	22,028
Morgan Stanley
3.13%, 7/27/2026	35,000	39,087
3.95%, 4/23/2027	25,000	28,793
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (d)	50,000	60,899

		284,189

Chemicals — 0.6%
DuPont de Nemours, Inc.
4.49%, 11/15/2025	20,000	23,302
5.32%, 11/15/2038	20,000	27,262
Mosaic Co. (The)
3.25%, 11/15/2022	10,000	10,454
4.05%, 11/15/2027	10,000	11,247
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20,000	21,608
6.13%, 1/15/2041	20,000	28,733
Sherwin-Williams Co. (The) 2.30%, 5/15/2030	30,000	31,609

		154,215

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30,000	33,438

Consumer Finance — 0.6%
Avolon Holdings Funding Ltd. (Ireland) 5.50%, 1/15/2023 (b)	35,000	36,511
Capital One Financial Corp.
4.20%, 10/29/2025	15,000	17,027
3.75%, 3/9/2027	25,000	28,460
General Motors Financial Co., Inc. 4.20%, 3/1/2021	25,000	25,136

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
HSBC Finance Corp. 6.68%, 1/15/2021	30,000	30,170

		137,304

Diversified Financial Services — 0.4%
ORIX Corp. (Japan) 3.70%, 7/18/2027	30,000	34,221
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20,000	28,943
Voya Financial, Inc. 3.65%, 6/15/2026	20,000	22,910

		86,074

Diversified Telecommunication Services — 1.1%
AT&T, Inc.
4.25%, 3/1/2027	45,000	52,774
2.25%, 2/1/2032	15,000	15,177
3.50%, 9/15/2053 (b)	68,000	69,642
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15,000	22,503
Verizon Communications, Inc.
4.33%, 9/21/2028	41,000	49,738
4.86%, 8/21/2046	46,000	63,210

		273,044

Electric Utilities — 1.2%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20,000	24,848
Duke Energy Corp.
2.65%, 9/1/2026	25,000	27,200
3.75%, 9/1/2046	25,000	29,804
Emera US Finance LP (Canada)
3.55%, 6/15/2026	10,000	11,171
4.75%, 6/15/2046	20,000	25,138
Entergy Louisiana LLC 4.00%, 3/15/2033	40,000	50,015
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19,000	20,833
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15,000	19,783
Metropolitan Edison Co. 3.50%, 3/15/2023 (b)	15,000	15,645
PNM Resources, Inc. 3.25%, 3/9/2021	15,000	15,109
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20,000	22,222
Southern Co. (The) 3.25%, 7/1/2026	30,000	33,579

		295,347

Electrical Equipment — 0.1%
Eaton Corp. 3.10%, 9/15/2027	25,000	27,911

Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.
3.25%, 9/8/2024	15,000	16,166
3.88%, 1/12/2028	15,000	16,927
Corning, Inc.
5.35%, 11/15/2048	20,000	28,331
4.38%, 11/15/2057	15,000	18,729

		80,153

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	30,000	33,052
4.08%, 12/15/2047	30,000	34,487
Halliburton Co.
3.80%, 11/15/2025	2,000	2,212
4.50%, 11/15/2041	10,000	10,557
National Oilwell Varco, Inc. 3.60%, 12/1/2029	30,000	30,703
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	15,000	16,832
4.30%, 5/1/2029 (b)	30,000	34,361

		162,204

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.
5.00%, 2/15/2024	30,000	34,001
3.95%, 3/15/2029	15,000	17,444
1.88%, 10/15/2030	50,000	50,604
Boston Properties LP 3.40%, 6/21/2029	25,000	27,497
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25,000	26,664
Crown Castle International Corp. 4.45%, 2/15/2026	30,000	34,591
Duke Realty LP 4.00%, 9/15/2028	25,000	29,373
Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	25,000	28,031
Healthpeak Properties, Inc. 4.20%, 3/1/2024	50,000	54,836
Host Hotels & Resorts LP 3.88%, 4/1/2024	15,000	15,605
Life Storage LP 4.00%, 6/15/2029	25,000	28,905
Mid-America Apartments LP 3.95%, 3/15/2029	25,000	29,240
National Retail Properties, Inc. 4.00%, 11/15/2025	20,000	22,289
Realty Income Corp. 3.65%, 1/15/2028	25,000	28,312
Simon Property Group LP 4.75%, 3/15/2042	10,000	11,857
UDR, Inc.
4.40%, 1/26/2029	20,000	23,860
3.00%, 8/15/2031	20,000	21,955

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
VEREIT Operating Partnership LP 4.88%, 6/1/2026	10,000	11,436
Welltower, Inc.
4.00%, 6/1/2025	25,000	28,208
6.50%, 3/15/2041	10,000	13,783

		538,491

Food & Staples Retailing — 0.3%
Kroger Co. (The) 5.15%, 8/1/2043	30,000	41,169
Sysco Corp. 5.65%, 4/1/2025	25,000	29,794

		70,963

Food Products — 0.3%
Conagra Brands, Inc. 5.30%, 11/1/2038	5,000	6,702
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20,000	26,742
Tyson Foods, Inc.
3.95%, 8/15/2024	15,000	16,697
5.15%, 8/15/2044	10,000	13,768

		63,909

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
4.75%, 11/30/2036	15,000	20,800
5.30%, 5/27/2040	15,000	22,217
Becton Dickinson and Co.
3.70%, 6/6/2027	10,000	11,478
2.82%, 5/20/2030	30,000	32,779
Boston Scientific Corp. 4.70%, 3/1/2049	10,000	13,620

		100,894

Health Care Providers & Services — 0.9%
Aetna, Inc. 2.80%, 6/15/2023	20,000	21,025
Anthem, Inc. 4.63%, 5/15/2042	20,000	26,296
CVS Health Corp.
4.30%, 3/25/2028	41,000	48,219
4.78%, 3/25/2038	27,000	34,221
HCA, Inc.
4.50%, 2/15/2027	20,000	22,993
5.25%, 6/15/2049	15,000	19,768
Quest Diagnostics, Inc. 2.80%, 6/30/2031	30,000	33,063

		205,585

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 4.70%, 12/9/2035	30,000	39,175
Starbucks Corp. 4.45%, 8/15/2049	15,000	19,472

		58,647

Industrial Conglomerates — 0.4%
General Electric Co. 6.75%, 3/15/2032	70,000	95,438

Insurance — 1.2%
American Financial Group, Inc. 3.50%, 8/15/2026	20,000	21,691
American International Group, Inc.
3.75%, 7/10/2025	20,000	22,446
3.88%, 1/15/2035	25,000	30,182
4.38%, 1/15/2055	15,000	19,208
Athene Global Funding
3.00%, 7/1/2022 (b)	25,000	25,806
2.95%, 11/12/2026 (b)	30,000	31,825
Athene Holding Ltd. 4.13%, 1/12/2028	10,000	11,092
Cincinnati Financial Corp. 6.92%, 5/15/2028	20,000	26,530
Lincoln National Corp. 4.35%, 3/1/2048	20,000	24,445
Markel Corp.
3.50%, 11/1/2027	20,000	22,372
5.00%, 5/20/2049	15,000	20,707
Principal Financial Group, Inc. 3.70%, 5/15/2029	5,000	5,889
Prudential Financial, Inc. 3.88%, 3/27/2028	30,000	35,235

		297,428

Media — 1.1%
Charter Communications Operating LLC
4.91%, 7/23/2025	25,000	28,938
6.38%, 10/23/2035	20,000	27,681
5.75%, 4/1/2048	10,000	13,243
Comcast Corp.
3.20%, 7/15/2036	40,000	45,576
6.40%, 5/15/2038	30,000	46,680
4.50%, 1/15/2043	15,000	20,062
Cox Communications, Inc. 3.15%, 8/15/2024 (b)	25,000	27,033
Discovery Communications LLC 3.63%, 5/15/2030	25,000	28,496
ViacomCBS, Inc. 4.95%, 1/15/2031	30,000	37,216

		274,925

Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (b)	15,000	16,708
1.63%, 9/1/2025 (b)	20,000	20,285
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	10,000	11,013

		48,006

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Multiline Retail — 0.1%
Dollar General Corp.
4.13%, 5/1/2028	5,000	5,882
3.50%, 4/3/2030	20,000	22,995

		28,877

Multi-Utilities — 0.3%
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	25,000	27,429
Series C, 4.05%, 9/15/2042	20,000	24,002
Sempra Energy 3.80%, 2/1/2038	25,000	29,086

		80,517

Oil, Gas & Consumable Fuels — 2.7%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (b)	30,000	33,822
Boardwalk Pipelines LP 5.95%, 6/1/2026	20,000	23,251
Buckeye Partners LP 5.85%, 11/15/2043	10,000	9,300
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20,000	27,344
Enbridge, Inc. (Canada)
4.25%, 12/1/2026	20,000	23,148
4.50%, 6/10/2044	15,000	17,223
Energy Transfer Operating LP 6.25%, 4/15/2049	15,000	17,529
Energy Transfer Partners LP 5.88%, 3/1/2022	15,000	15,713
Enterprise Products Operating LLC
3.13%, 7/31/2029	15,000	16,619
5.10%, 2/15/2045	25,000	31,955
Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25,000	26,317
Kinder Morgan, Inc.
2.00%, 2/15/2031	25,000	24,532
3.25%, 8/1/2050	10,000	9,710
Magellan Midstream Partners LP 4.20%, 10/3/2047	10,000	10,791
Marathon Petroleum Corp. 6.50%, 3/1/2041	15,000	19,048
MPLX LP
4.13%, 3/1/2027	15,000	16,915
4.50%, 4/15/2038	10,000	11,080
5.20%, 3/1/2047	15,000	17,700
Noble Energy, Inc.
3.85%, 1/15/2028	15,000	17,362
5.05%, 11/15/2044	30,000	40,925
ONEOK, Inc.
3.40%, 9/1/2029	30,000	31,118
4.45%, 9/1/2049	15,000	14,973
Phillips 66 4.88%, 11/15/2044	20,000	25,254
Plains All American Pipeline LP 3.55%, 12/15/2029	30,000	30,750
Spectra Energy Partners LP 4.50%, 3/15/2045	20,000	23,079
Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20,000	23,331
Sunoco Logistics Partners Operations LP
4.00%, 10/1/2027	10,000	10,750
5.35%, 5/15/2045	30,000	31,443
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	15,000	17,892
Williams Cos., Inc. (The) 3.90%, 1/15/2025	20,000	22,074

		640,948

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co. 4.63%, 5/15/2044	10,000	13,602
Mylan, Inc. 5.20%, 4/15/2048	10,000	13,248
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50,000	55,845
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10,000	11,409
Zoetis, Inc.
4.50%, 11/13/2025	15,000	17,566
2.00%, 5/15/2030	15,000	15,555
4.70%, 2/1/2043	15,000	20,492

		147,717

Road & Rail — 0.8%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30,000	39,444
CSX Corp.
2.40%, 2/15/2030	15,000	16,247
4.30%, 3/1/2048	20,000	26,298
ERAC USA Finance LLC 5.63%, 3/15/2042 (b)	30,000	41,819
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	40,000	45,758
Norfolk Southern Corp.
4.65%, 1/15/2046	10,000	13,655
4.05%, 8/15/2052	15,000	19,333

		202,554

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp.
3.13%, 1/15/2025	30,000	32,325
3.88%, 1/15/2027	25,000	28,090

		60,415

Software — 0.3%
Oracle Corp. 3.85%, 7/15/2036	50,000	60,726

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Specialty Retail — 0.3%
AutoZone, Inc.
4.00%, 4/15/2030	10,000	11,769
1.65%, 1/15/2031	20,000	19,637
O’Reilly Automotive, Inc.
3.60%, 9/1/2027	15,000	17,063
1.75%, 3/15/2031	15,000	14,917

		63,386

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. 4.65%, 2/23/2046	30,000	43,161
Dell International LLC
5.45%, 6/15/2023 (b)	15,000	16,596
6.02%, 6/15/2026 (b)	20,000	24,279

		84,036

Tobacco — 0.3%
Altria Group, Inc. 3.88%, 9/16/2046	15,000	16,146
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	5,000	5,410
3.56%, 8/15/2027	20,000	22,222
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25,000	31,942

		75,720

Trading Companies & Distributors — 0.6%
Air Lease Corp.
3.50%, 1/15/2022	25,000	25,683
3.25%, 3/1/2025	10,000	10,496
3.25%, 10/1/2029	20,000	20,405
Aviation Capital Group LLC
2.88%, 1/20/2022 (b)	30,000	30,509
3.50%, 11/1/2027 (b)	20,000	19,073
International Lease Finance Corp. 4.63%, 4/15/2021	35,000	35,465

		141,631

Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc. (Canada)
2.90%, 11/15/2026	10,000	11,096
4.50%, 3/15/2043	10,000	12,683
T-Mobile USA, Inc.
3.75%, 4/15/2027 (b)	15,000	16,981
4.50%, 4/15/2050 (b)	5,000	6,248
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	20,000	21,872
4.38%, 5/30/2028	25,000	30,021
5.00%, 5/30/2038	11,000	14,379

		113,280

TOTAL CORPORATE BONDS (Cost $5,471,614)		6,104,500

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035‡ (a) (b)	100,000	96,778
Series 2018-20TS, Class E, 3.20%, 5/15/2035‡ (a) (b)	100,000	94,522
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	23,593	24,423
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8,070	8,657
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	11,750	12,605
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	15,000	16,096
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	29,158	31,556
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	23,871	25,610
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025 (a)	200,000	223,000
Series K090, Class A2, 3.42%, 2/25/2029	120,000	140,998
FREMF Mortgage Trust Series 2013-K26, Class B, 3.72%, 12/25/2045 (a) (b)	99,000	103,838
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class AS, 1.35%, 11/21/2035‡ (a) (b)	150,000	148,316
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111,000	120,802
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (a)	50,000	52,710
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class A4, 2.69%, 4/15/2046	13,593	14,098
Series 2011-C5, Class B, 5.61%, 8/15/2046 (a) (b)	169,000	170,318
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.37%, 11/15/2045 (a)	30,000	31,943
JPMCC Re-REMIC Trust Series 2014-FRR1, Class BK10, 0.46%, 11/27/2049 (a) (b)	89,944	89,944

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A3, 3.47%, 12/15/2047	130,000	140,425
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	127,296	141,078
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	25,815	26,604

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,615,688)		1,714,321

MORTGAGE-BACKED SECURITIES — 1.7%
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	130,928	146,894
Pool # AM5940, 3.24%, 6/1/2026	66,673	73,872
Pool # AM6428, 3.58%, 8/1/2029	85,342	95,221
Pool # AM6430, 3.58%, 8/1/2029	85,342	98,182

TOTAL MORTGAGE-BACKED SECURITIES (Cost $373,364)		414,169

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds 2.00%, 2/15/2050(Cost $97,641)	85,000	93,663

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 9.1%
INVESTMENT COMPANIES — 9.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (e) (f) (Cost $2,187,246)	2,186,109	2,187,421

Total Investments — 99.7% (Cost $22,572,986)		24,045,929
Other Assets Less Liabilities — 0.3%		70,518

Net Assets — 100.0%		24,116,447

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
USD	United States Dollar

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,845,209	$636,887	$6,482,096
Collateralized Mortgage Obligations	—	7,049,759	—	7,049,759
Commercial Mortgage-Backed Securities	—	1,374,705	339,616	1,714,321
Corporate Bonds	—	6,104,500	—	6,104,500
Mortgage-Backed Securities	—	414,169	—	414,169
U.S. Treasury Obligations	—	93,663	—	93,663
Short-Term Investments
Investment Companies	2,187,421	—	—	2,187,421

Total Investments in Securities	$2,187,421	$20,882,005	$976,503	$24,045,929

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$955,903	$—	$(9,790)	$81	$—	$(309,307)	$—	$—	$636,887
Commercial Mortgage-Backed Securities	429,650	—	(13,509)	390	—	—	101,927	(178,842)	339,616

Total	$1,385,553	$—	$(23,299)	$471	$—	$(309,307)	$101,927	$(178,842)	$976,503

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $(21,623).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$636,887	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (11.42%)
			Yield (Discount Rate of Cash Flows)	1.26% - 4.15% (2.91%)

Asset-Backed Securities	636,887

	191,300	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.52% - 5.54% (5.02%)

Commercial Mortgage-Backed Securities	191,300

Total	$828,187

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was $148,316. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$2,582,926	$16,630,164	$17,027,379	$2,251	$(541)	$2,187,421	2,186,109	$8,159	$—

Total	$2,582,926	$16,630,164	$17,027,379	$2,251	$(541)	$2,187,421		$8,159	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.